SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.5%
	Insurance — 0.5%
	Insurance — 0.5%
	Reinsurance Group of America, Inc.,
[a]	5.75% (SOFR 3 Month + 4.04%), 6/15/2056	3,775	$95,508
[a]	7.125% (5-Yr. CMT + 3.46%), 10/15/2052	30,800	781,396
			876,904
	Total Preferred Stock (Cost $880,178)		876,904
	Asset Backed Securities — 10.6%
	Auto Receivables — 4.1%
	Bridgecrest Lending Auto Securitization Trust, Series 2025-3 Class A3, 4.66% due 1/15/2029	$500,000	501,179
[b]	Carvana Auto Receivables Trust, Series 2023-N3 Class B, 6.45% due 5/10/2028	9,406	9,411
	CPS Auto Receivables Trust,
[b]	Series 2024-B Class B, 6.04% due 10/16/2028	61,053	61,127
[b]	Series 2024-C Class C, 5.76% due 10/15/2030	659,000	664,750
	Drive Auto Receivables Trust, Series 2024-1 Class B, 5.31% due 1/16/2029	250,502	251,130
[b]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	39,949	40,006
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	177,665	177,807
	Series 2022-6A Class D, 8.03% due 4/6/2029	804,667	818,188
	Series 2023-2A Class C, 5.75% due 7/17/2028	21,298	21,326
	FHF Issuer Trust,
[b]	Series 2025-2A Class A2, 5.75% due 5/15/2030	193,300	194,656
[b]	Series 2026-1A Class A1, 4.631% due 5/17/2027	475,000	475,244
[b]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	94,798	95,012
[b]	Flagship Credit Auto Trust, Series 2022-1 Class C, 3.06% due 3/15/2028	19,413	19,393
	GLS Auto Receivables Issuer Trust,
[b]	Series 2022-1A Class D, 3.97% due 1/18/2028	35,611	35,601
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	48,271	48,520
[b]	Series 2022-3A Class D, 6.42% due 6/15/2028	116,020	116,903
[b]	Series 2022-3A Class E, 8.35% due 10/15/2029	630,000	650,997
[b]	Series 2023-1A Class D, 7.01% due 1/16/2029	430,712	436,377
	Lendbuzz Securitization Trust,
[b]	Series 2023-2A Class A2, 7.09% due 10/16/2028	66,809	67,404
[b]	Series 2024-1A Class A2, 6.19% due 8/15/2029	75,593	75,972
[b]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	438,098	438,849
[b]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	433,769	436,555
[b]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	587,157	590,463
[b,c]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	105,821	105,462
[b]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	344,200	342,571
[b]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	204,000	203,984
[b]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	79,736	80,025
	Santander Drive Auto Receivables Trust, Series 2026-1 Class A2, 4.04% due 3/15/2029	236,000	235,851
	Tricolor Auto Securitization Trust,
[b,d,e]	Series 2023-1A Class D, 8.56% due 7/15/2027	225,240	199,743
[b,d,e]	Series 2024-2A Class A, 6.36% due 12/15/2027	74,512	68,461
[b]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	68,520	68,680
[b]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	45,934	45,984
			7,577,631
	Other Asset Backed — 5.8%
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	77,157	77,246
	ACHV ABS Trust,
[b]	Series 2023-4CP Class E, 10.50% due 11/25/2030	30,459	30,570
[b]	Series 2024-3AL Class B, 5.45% due 12/26/2031	157,324	158,276
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	27,042	27,042
[b]	AMCR ABS Trust, Series 2026-A Class A, 5.52% due 5/18/2033	549,199	550,452
[b]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	35,742	35,812
[b]	Amur Equipment Finance Receivables XI LLC, Series 2022-2A Class D, 7.25% due 5/21/2029	450,000	452,563
[b]	BHG Securitization Trust, Series 2023-A Class B, 6.35% due 4/17/2036	144,433	145,379
[b]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	200,000	201,281
[b]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	231,876	214,714

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1 Class A, 4.50% due 6/25/2052	$285,336	$284,188
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	258,273	215,955
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	131,842	110,078
[b]	HPEFS Equipment Trust, Series 2024-1A Class C, 5.33% due 5/20/2031	305,000	305,602
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	253,880	242,404
[b]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	218,390	216,687
	Lendmark Funding Trust,
[b]	Series 2021-1A Class A, 1.90% due 11/20/2031	290,115	284,653
[b]	Series 2024-1A Class A, 5.53% due 6/21/2032	460,000	463,132
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	210,900	172,971
[b]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	206,424	206,924
[b]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	182,256	180,253
	Marlette Funding Trust,
[b]	Series 2021-3A Class D, 2.53% due 12/15/2031	35,016	34,977
[b]	Series 2022-3A Class D, 7.80% due 11/15/2032	405,850	410,675
[b]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	626,200	628,605
	Mosaic Solar Loan Trust,
[b]	Series 2018-1A Class A, 4.01% due 6/22/2043	184,864	172,441
[b]	Series 2020-2A Class B, 2.21% due 8/20/2046	151,032	119,836
[b]	NetCredit Combined Receivables LLC, Series 2025-A Class A, 7.29% due 10/20/2031	37,032	37,341
	NMEF Funding LLC,
[b]	Series 2023-A Class B, 6.83% due 6/17/2030	665,000	671,966
[b]	Series 2025-B Class A2, 4.64% due 1/18/2033	199,863	200,339
[b]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	104,209	102,842
	Pagaya AI Debt Grantor Trust,
[a,b]	Series 2024-10 Class ABC, 5.644% due 6/15/2032	145,187	145,461
[b]	Series 2024-5 Class C, 7.27% due 10/15/2031	423,549	423,859
[b]	Series 2026-1 Class A1, 4.228% due 2/15/2027	154,040	153,989
[b]	Series 2026-2 Class A1, 4.522% due 4/15/2027	460,000	459,980
[b]	Series 2026-3 Class A1, 4.636% due 5/17/2027	265,000	265,025
[b]	Pagaya AI Debt Selection Trust, Series 2024-7 Class C, 7.095% due 12/15/2031	267,402	268,239
[b]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	260,000	260,075
[b]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	32,523	32,598
	Reach ABS Trust,
[b]	Series 2024-1A Class B, 6.29% due 2/18/2031	195,939	196,737
[b]	Series 2025-2A Class A, 4.93% due 8/18/2032	224,278	224,880
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	555,361	548,358
[b]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	141,652	143,541
	Upgrade Master Pass-Thru Trust,
[b]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	105,047	104,767
[b]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	127,383	127,360
[b]	Upstart Securitization Trust, Series 2023-1 Class C, 11.10% due 2/20/2033	347,008	350,785
			10,660,858
	Student Loan — 0.7%
[b]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	214,423	201,518
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	150,022	148,004
	Navient Private Education Refi Loan Trust,
[b]	Series 2019-A Class A2A, 3.42% due 1/15/2043	12,011	11,997
[b]	Series 2019-FA Class A2, 2.60% due 8/15/2068	145,004	140,305
[b]	Series 2019-GA Class A, 2.40% due 10/15/2068	61,390	59,636
[b]	Series 2020-HA Class A, 1.31% due 1/15/2069	26,828	25,282
[b]	Nelnet Student Loan Trust, Series 2021-A Class APT1, 1.36% due 4/20/2062	277,938	266,102
[a]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.677% (SOFR30A + 1.06%) due 9/25/2028	97,069	96,429
[b]	SMB Private Education Loan Trust, Series 2020-PTB Class A2A, 1.60% due 9/15/2054	100,236	94,690
[b]	SoFi Professional Loan Program LLC, Series 2020-C Class AFX, 1.95% due 2/15/2046	84,008	78,646
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.417% (TSFR1M + 1.81%) due 11/20/2061	285,000	280,889
			1,403,498
	Total Asset Backed Securities (Cost $19,684,702)		19,641,987

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 44.8%
	Automobiles & Components — 0.9%
	Automobiles — 0.9%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	$86,000	$85,500
[a]	4.258% (SOFR + 0.62%) due 12/11/2026	144,000	143,931
	Series A, 4.55% due 4/10/2028	359,000	358,882
[b]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	401,000	398,967
	Hyundai Capital America,
[b]	5.15% due 3/27/2030	341,000	344,526
[b]	5.45% due 6/24/2026	50,000	50,033
[b]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	315,000	314,597
			1,696,436
	Banks — 0.8%
	Banks — 0.8%
	Bank of New York Mellon Corp.,
[a,f]	Series H, 7.166% (5-Yr. CMT + 3.35%) due 6/20/2026	125,000	125,261
[a,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	500,000	494,820
[a]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	250,000	251,855
[a]	Santander Holdings USA, Inc., 7.66% (SOFR + 3.28%) due 11/9/2031	344,000	378,600
[a]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	206,000	209,090
			1,459,626
	Capital Goods — 1.9%
	Aerospace & Defense — 0.4%
[b]	BWX Technologies, Inc., 4.125% due 6/30/2028	330,000	324,050
[b]	TransDigm, Inc., 6.75% due 8/15/2028	442,000	447,741
	Construction & Engineering — 0.1%
[b,c]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	250,000	258,775
	Machinery — 1.0%
[b,c]	ATS Corp., 4.125% due 12/15/2028	330,000	321,166
[b]	Axon Enterprise, Inc., 6.125% due 3/15/2030	258,000	263,821
[b]	Esab Corp., 6.25% due 4/15/2029	285,000	290,273
	Flowserve Corp., 3.50% due 10/1/2030	344,000	324,746
[a]	John Deere Capital Corp., 4.24% (SOFR + 0.60%) due 6/11/2027	286,000	286,749
[c]	nVent Finance SARL, 2.75% due 11/15/2031	302,000	269,716
	Trading Companies & Distributors — 0.4%
	LKQ Corp., 6.25% due 6/15/2033	298,000	308,299
[b]	Windsor Holdings III LLC, 8.50% due 6/15/2030	348,000	362,407
			3,457,743
	Commercial & Professional Services — 1.9%
	Commercial Services & Supplies — 1.6%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	300,000	275,991
[b]	Clean Harbors, Inc., 5.125% due 7/15/2029	327,000	325,339
	CoreCivic, Inc., 8.25% due 4/15/2029	305,000	317,603
[b,c]	Element Fleet Management Corp., 5.643% due 3/13/2027	172,000	173,453
	GEO Group, Inc., 8.625% due 4/15/2029	401,000	418,171
	Quanta Services, Inc., 4.75% due 8/9/2027	430,000	431,690
[b]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	511,000	513,616
	UL Solutions, Inc., 6.50% due 10/20/2028	271,000	282,480
[b]	VT Topco, Inc., 8.50% due 8/15/2030	239,000	245,627
	Professional Services — 0.3%
[b]	Gartner, Inc., 3.625% due 6/15/2029	265,000	251,244
[b]	Korn Ferry, 4.625% due 12/15/2027	320,000	317,782
			3,552,996
	Consumer Discretionary Distribution & Retail — 0.6%
	Hotels, Restaurants & Leisure — 0.3%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	500,000	503,860
	Specialty Retail — 0.3%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	313,000	307,911

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Genuine Parts Co., 4.95% due 8/15/2029	$327,000	$325,839
			1,137,610
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.0%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	33,013
	Leisure Products — 0.4%
[b]	Acushnet Co., 5.625% due 12/1/2033	344,000	341,303
	Mattel, Inc., 5.00% due 11/17/2030	278,000	277,302
	Textiles, Apparel & Luxury Goods — 0.5%
[b]	Champ Acquisition Corp., 8.375% due 12/1/2031	305,000	320,378
[b]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	200,000	233,052
[b]	Under Armour, Inc., 7.25% due 7/15/2030	401,000	407,500
			1,612,548
	Consumer Services — 0.4%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	280,000	282,232
	Hotels, Restaurants & Leisure — 0.3%
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	492,000	472,689
			754,921
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25% due 3/15/2033	452,000	452,818
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	314,000	328,212
	U.S. Foods, Inc.,
[b]	4.75% due 2/15/2029	327,000	322,863
[b]	5.75% due 4/15/2033	177,000	176,867
			1,280,760
	Energy — 3.2%
	Oil, Gas & Consumable Fuels — 3.2%
[b]	Cameron LNG LLC, 3.402% due 1/15/2038	440,000	381,854
[b]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	292,000	293,632
[b]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	86,000	89,653
	Delek Logistics Partners LP/Delek Logistics Finance Corp.,
[b]	7.125% due 6/1/2028	86,000	86,019
[b]	8.625% due 3/15/2029	190,000	197,864
[c]	Ecopetrol SA, 7.75% due 2/1/2032	285,000	290,509
[b]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	172,000	159,162
	Enbridge, Inc.,
[a,c]	Series 16-A, 6.00% (TSFR3M + 4.15%) due 1/15/2077	320,000	320,925
[a,c]	Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	225,000	224,336
[c]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	190,000	201,132
[a,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	400,000	401,468
[b]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	315,000	320,594
[b]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	265,000	260,503
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	265,000	275,881
[b]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	258,000	256,431
	MPLX LP, 4.95% due 9/1/2032	308,000	307,295
[c]	Petroleos Mexicanos, 5.95% due 1/28/2031	275,000	271,310
[b]	Phillips 66, 4.521% due 6/30/2026	444,000	442,409
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	250,000	251,370
	Sunoco LP,
[b]	5.875% due 7/15/2027	387,000	387,209
[b]	6.625% due 8/15/2032	161,000	164,363
[b]	Whistler Pipeline LLC, 5.40% due 9/30/2029	324,000	330,289
			5,914,208
	Equity Real Estate Investment Trusts (REITs) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp.,
	4.70% due 12/15/2032	172,000	169,635
	4.90% due 3/15/2030	224,000	226,005

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.80% due 11/15/2028	$150,000	$154,175
[b]	American Tower Trust, 3.652% due 3/15/2048	80,000	78,817
	Crown Castle, Inc., 4.90% due 9/1/2029	430,000	432,356
	Extra Space Storage LP, 5.70% due 4/1/2028	251,000	255,967
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	225,000	222,977
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	172,000	165,676
	Iron Mountain, Inc.,
[b]	5.25% due 3/15/2028	150,000	149,735
[b]	7.00% due 2/15/2029	280,000	286,093
	Realty Income Corp., 4.70% due 12/15/2028	197,000	198,054
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	150,000	148,132
[b]	1.84% due 4/15/2027	400,000	390,462
	Vornado Realty LP, 2.15% due 6/1/2026	78,000	78,000
			2,956,084
	Financial Services — 4.0%
	Capital Markets — 1.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	149,000	152,190
	Brookfield Asset Management Ltd.,
[c]	4.832% due 4/15/2031	146,000	145,382
[c]	5.795% due 4/24/2035	107,000	109,384
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	265,000	255,441
	Hercules Capital, Inc., 3.375% due 1/20/2027	214,000	211,712
[b]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	315,000	331,405
[b]	LPL Holdings, Inc., 4.625% due 11/15/2027	550,000	547,718
[b]	LSEG U.S. Fin Corp., 4.25% due 3/23/2029	290,000	287,631
	Main Street Capital Corp., 6.50% due 6/4/2027	276,000	278,647
	TPG Operating Group II LP, 4.875% due 5/15/2031	233,000	230,528
	Consumer Finance — 0.3%
	FirstCash, Inc.,
[b]	5.625% due 1/1/2030	205,000	204,533
[b]	6.875% due 3/1/2032	295,000	303,667
	Financial Services — 2.0%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	250,000	249,565
[a]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	344,000	346,164
[a,c]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	265,000	263,365
[a,b,c]	BNP Paribas SA, 4.916% (SOFR + 1.29%) due 1/15/2034	258,000	253,173
	Citigroup, Inc.,
[a]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	49,969
[a]	4.952% (SOFR + 1.46%) due 5/7/2031	275,000	276,716
[a,f]	Series T, 6.25% (TSFR3M + 4.78%) due 8/15/2026	150,000	150,254
[a,b,f]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/22/2026	500,000	499,440
[b]	EZCORP, Inc., 7.375% due 4/1/2032	265,000	280,807
[a]	Goldman Sachs Group, Inc., 4.459% (SOFR + 0.82%) due 9/10/2027	315,000	315,258
[a]	JPMorgan Chase & Co., 4.399% (SOFR + 0.77%) due 9/22/2027	286,000	286,260
[a,b,c]	Societe Generale SA, 4.45% (SOFR + 1.10%) due 4/12/2030	250,000	247,272
[c]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	275,000	286,080
	Western Union Co., 4.75% due 6/15/2029	293,000	290,975
	Mortgage Real Estate Investment Trusts — 0.3%
	Lineage OP LP, 5.25% due 7/15/2030	295,000	296,086
[b]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	247,000	251,162
			7,400,784
	Food, Beverage & Tobacco — 2.2%
	Beverages — 0.7%
[b,c]	Becle SAB de CV, 2.50% due 10/14/2031	295,000	252,806
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	280,000	275,685
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	344,000	339,009
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	59,000	58,835
	4.60% due 5/15/2030	392,000	389,589
	Food Products — 0.8%
	Conagra Brands, Inc., 4.85% due 11/1/2028	399,000	399,738

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Darling Ingredients, Inc., 5.25% due 4/15/2027	$214,000	$214,015
	Flowers Foods, Inc., 5.75% due 3/15/2035	374,000	360,933
	Post Holdings, Inc.,
[b]	6.375% due 3/1/2033	333,000	332,131
[b]	6.50% due 3/15/2036	115,000	114,158
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	407,000	358,571
	BAT Capital Corp.,
	4.625% due 3/22/2033	408,000	400,391
	5.834% due 2/20/2031	172,000	179,511
[b,c]	Imperial Brands Finance plc, 6.125% due 7/27/2027	325,000	330,697
			4,006,069
	Health Care Equipment & Services — 2.3%
	Health Care Equipment & Supplies — 0.5%
	Baxter International, Inc., 4.90% due 12/15/2030	324,000	321,165
[b]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	301,000	308,928
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	323,000	318,859
	Health Care Providers & Services — 1.8%
	Centene Corp.,
	2.625% due 8/1/2031	172,000	149,329
	4.625% due 12/15/2029	305,000	296,936
	Charles River Laboratories International, Inc.,
[b]	3.75% due 3/15/2029	298,000	285,505
[b]	4.25% due 5/1/2028	190,000	186,401
[b]	Highmark, Inc., 5.75% due 5/15/2036	361,000	361,177
[b]	Horseshoe Funding Trust I, 6.062% due 2/15/2036	100,000	101,322
	Humana, Inc., 5.375% due 4/15/2031	250,000	253,877
	IQVIA, Inc.,
[b]	5.00% due 5/15/2027	372,000	371,877
	5.70% due 5/15/2028	311,000	316,726
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	230,000	232,245
	6.75% due 5/15/2031	172,000	177,138
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	258,000	233,038
	4.625% due 10/15/2029	366,000	362,849
			4,277,372
	Household & Personal Products — 0.5%
	Household Products — 0.3%
[b]	Energizer Holdings, Inc., 4.75% due 6/15/2028	318,000	314,095
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	157,000	146,060
	5.25% due 12/15/2026	95,000	94,877
	Personal Care Products — 0.2%
[b]	Edgewell Personal Care Co., 5.50% due 6/1/2028	320,000	318,803
			873,835
	Insurance — 5.5%
	Insurance — 5.5%
	American National Global Funding,
[b]	5.25% due 6/3/2030	209,000	209,150
[b]	5.55% due 1/28/2030	144,000	146,065
[b]	American National Group, Inc., 6.144% due 6/13/2032	86,000	88,205
	Aon North America, Inc., 5.45% due 3/1/2034	398,000	406,446
[c]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	258,000	266,034
	Brighthouse Financial Global Funding,
[b]	2.00% due 6/28/2028	339,000	317,633
[b]	5.65% due 6/10/2029	86,000	86,628
	Brown & Brown, Inc., 5.65% due 6/11/2034	437,000	442,275
	CNO Financial Group, Inc., 6.45% due 6/15/2034	330,000	344,239
[b]	CNO Global Funding, 4.95% due 9/9/2029	100,000	100,282
[b]	Constellation Global Funding, 4.85% due 10/22/2030	351,000	343,545
[b]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	65,069

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	$324,000	$328,750
[c]	Enstar Group Ltd., 3.10% due 9/1/2031	343,000	305,884
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	86,000	86,161
[b]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	314,000	315,234
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	252,000	259,001
[b]	F&G Global Funding, 5.875% due 1/16/2030	172,000	174,243
[c]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	379,000	377,086
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	307,000	271,667
	First American Financial Corp., 2.40% due 8/15/2031	309,000	269,463
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	316,000	323,325
[b]	GA Global Funding Trust, 4.50% due 9/18/2030	331,000	320,315
[b]	Global Atlantic Fin Co., 4.40% due 10/15/2029	172,000	167,101
	Horace Mann Educators Corp., 4.70% due 10/1/2030	540,000	533,515
	Lincoln National Corp., 5.35% due 11/15/2035	414,000	404,213
	Mercury General Corp., 4.40% due 3/15/2027	250,000	249,480
[b]	New York Life Global Funding, 4.55% due 1/28/2033	437,000	430,288
	Old Republic International Corp., 5.70% due 6/1/2036	272,000	273,265
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	250,000	254,072
[b]	Protective Life Corp., 4.70% due 1/15/2031	324,000	319,859
[b]	Protective Life Global Funding, 5.467% due 12/8/2028	86,000	87,730
[b]	Reliance Standard Life Global Funding II, 2.75% due 1/21/2027	200,000	197,724
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	344,000	353,051
	RLI Corp., 5.375% due 6/1/2036	420,000	406,959
	Stewart Information Services Corp., 3.60% due 11/15/2031	327,000	292,240
	Willis North America, Inc.,
	4.55% due 3/15/2031	210,000	206,959
	5.35% due 5/15/2033	216,000	218,819
			10,241,975
	Materials — 1.8%
	Chemicals — 0.4%
[b,c]	NOVA Chemicals Corp., 5.25% due 6/1/2027	380,000	381,076
[b,c]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	335,000	312,421
	Containers & Packaging — 1.2%
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	277,000	283,690
	AptarGroup, Inc., 4.75% due 3/30/2031	453,000	449,358
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc,
[b,c]	3.25% due 9/1/2028	265,000	254,461
[b,c]	6.25% due 1/30/2031	172,000	173,164
	Ball Corp.,
	2.875% due 8/15/2030	172,000	156,468
	5.50% due 9/15/2033	170,000	170,692
	6.00% due 6/15/2029	129,000	131,328
	Crown Americas LLC, 5.875% due 6/1/2033	315,000	316,465
[b]	Graphic Packaging International LLC, 3.50% due 3/15/2028 - 3/1/2029	337,000	321,470
	Metals & Mining — 0.2%
[b]	Novelis Corp., 3.875% due 8/15/2031	355,000	322,890
			3,273,483
	Media & Entertainment — 1.5%
	Diversified Telecommunication Services — 0.1%
[b]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	38,000	38,070
[b,c]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	200,000	198,366
	Entertainment — 0.2%
[b,c]	Flutter Treasury DAC, 5.875% due 6/4/2031	344,000	341,117
	Media — 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.25% due 2/1/2031	345,000	312,280
[b]	5.125% due 5/1/2027	80,000	79,965
[b]	7.00% due 2/1/2033	172,000	168,063
	Comcast Corp., 3.25% due 11/1/2039	360,000	278,057
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	233,000	230,348
	Lamar Media Corp., 3.75% due 2/15/2028	325,000	318,571
[b]	News Corp., 3.875% due 5/15/2029	332,000	321,758

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Sirius XM Radio LLC,
[b]	5.00% due 8/1/2027	$359,000	$358,523
[b]	5.50% due 7/1/2029	86,000	85,740
			2,730,858
	Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
	Biotechnology — 0.3%
[b]	BioMarin Pharmaceutical, Inc., 5.50% due 2/15/2034	315,000	311,236
	Illumina, Inc., 4.65% due 9/9/2026	306,000	305,979
	Life Sciences Tools & Services — 0.4%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	210,000	208,660
[b]	Avantor Funding, Inc., 4.625% due 7/15/2028	502,000	495,504
	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	421,000	410,719
			1,732,098
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	347,000	347,357
[b]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	250,000	259,578
			606,935
	Semiconductors & Semiconductor Equipment — 0.2%
	Semiconductors & Semiconductor Equipment — 0.2%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	318,000	290,239
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	109,000	109,000
			399,239
	Software & Services — 4.0%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	250,000	238,430
	Booz Allen Hamilton, Inc.,
[b]	3.875% due 9/1/2028	338,000	330,980
	5.95% due 4/15/2035	150,000	151,504
[c]	Genpact UK Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	436,000	428,052
	Global Payments, Inc., 5.30% due 8/15/2029	408,000	411,750
[b]	Insight Enterprises, Inc., 6.625% due 5/15/2032	339,000	344,173
	Mobility Global, Inc.,
[b]	5.45% due 6/15/2031	50,000	50,554
[b]	6.05% due 6/15/2036	100,000	101,756
[b]	Science Applications International Corp., 4.875% due 4/1/2028	321,000	318,426
	Internet Software & Services — 1.0%
	Alphabet, Inc.,
	3.70% due 2/15/2029	150,000	147,987
	4.10% due 2/15/2031	145,000	143,057
	Amazon.com, Inc., 4.55% due 3/13/2033	375,000	371,051
[b]	Arches Buyer, Inc., 4.25% due 6/1/2028	258,000	250,681
[b]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	256,000	255,467
[b,c]	Prosus NV, 3.061% due 7/13/2031	250,000	227,827
	VeriSign, Inc., 5.25% due 6/1/2032	444,000	449,315
	Software — 1.7%
[b,c]	Constellation Software, Inc., 5.158% due 2/16/2029	180,000	180,806
	Fair Isaac Corp.,
[b]	4.00% due 6/15/2028	265,000	259,271
[b]	6.00% due 5/15/2033	86,000	85,140
	Fidelity National Information Services, Inc., 4.55% due 3/10/2029	250,000	248,655
	Intuit, Inc., 5.25% due 9/15/2026	500,000	501,150
	MSCI, Inc.,
[b]	3.875% due 2/15/2031	172,000	163,094
[b]	4.00% due 11/15/2029	297,000	288,001
	Open Text Corp.,
[b,c]	3.875% due 2/15/2028	392,000	380,655
[b,c]	6.90% due 12/1/2027	100,000	102,454

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oracle Corp.,
[a]	4.385% (SOFR + 0.76%) due 8/3/2028	$271,000	$268,144
	5.25% due 2/3/2032	111,000	110,068
	Paychex, Inc., 5.35% due 4/15/2032	250,000	253,182
	SS&C Technologies, Inc.,
[b]	5.50% due 9/30/2027	155,000	155,009
[b]	6.50% due 6/1/2032	180,000	181,523
			7,398,162
	Technology Hardware & Equipment — 1.9%
	Electronic Equipment, Instruments & Components — 1.4%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	172,000	164,102
	4.25% due 4/1/2028	290,000	286,358
	Flex Ltd.,
[c]	5.25% due 1/15/2032	172,000	172,542
[c]	6.00% due 1/15/2028	400,000	408,236
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	228,000	228,773
	Sensata Technologies BV,
[b,c]	4.00% due 4/15/2029	265,000	258,568
[b,c]	5.875% due 9/1/2030	200,000	200,524
	Trimble, Inc., 4.90% due 6/15/2028	250,000	250,635
	WESCO Distribution, Inc.,
[b]	6.375% due 3/15/2029	262,000	268,141
[b]	7.25% due 6/15/2028	100,000	100,166
[b]	Zebra Technologies Corp., 6.50% due 6/1/2032	278,000	282,192
	Technology Hardware, Storage & Peripherals — 0.5%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	343,000	340,321
	4.50% due 3/23/2028	116,000	116,020
	NetApp, Inc., 5.50% due 3/17/2032	363,000	371,403
			3,447,981
	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.1%
[b,c]	Virgin Media Secured Finance plc, 4.50% due 8/15/2030	258,000	224,506
	Wireless Telecommunication Services — 0.7%
[b]	Crown Castle Towers LLC, 4.241% due 7/15/2048	400,000	396,651
[b,c]	Orange SA, 4.75% due 1/13/2033	550,000	542,998
	T-Mobile USA, Inc., 2.25% due 11/15/2031	258,000	227,234
			1,391,389
	Transportation — 0.2%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	165,000	168,416
	Transportation Infrastructure — 0.1%
[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35% due 3/30/2029	258,000	261,996
			430,412
	Utilities — 5.8%
	Electric Utilities — 5.2%
	AEP Texas, Inc., Series Q, 5.20% due 4/15/2036	80,000	78,745
[b,c]	AES Espana BV, 5.70% due 5/4/2028	250,000	244,525
[b]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	340,000	350,659
	Ameren Corp., 5.375% due 3/15/2035	199,000	201,466
[a]	American Electric Power Co., Inc., 3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	155,000	153,087
	Arizona Public Service Co., 5.70% due 8/15/2034	277,000	286,939
	Black Hills Corp.,
	2.50% due 6/15/2030	383,000	350,529
	4.55% due 1/31/2031	172,000	170,013
[b]	Cleco Power LLC, 5.30% due 1/15/2036	184,000	182,142
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	121,000	121,292
	5.00% due 6/15/2030	182,000	184,470
[a,f]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	220,000	218,935

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	DTE Energy Co.,
	4.875% due 6/1/2028	$50,000	$50,385
	5.05% due 10/1/2035	207,000	203,760
	5.20% due 4/1/2030	146,000	148,432
[a]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	375,000	368,580
	Duke Energy Florida LLC, 4.20% due 12/1/2030	172,000	169,566
[b,c]	Electricite de France SA, 5.75% due 1/13/2035	317,000	326,779
[a,c]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	550,000	550,319
[b,c]	ENEL Finance International NV, 2.125% due 7/12/2028	430,000	409,416
	Entergy Arkansas LLC, 5.45% due 6/1/2034	252,000	259,225
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	442,000	445,311
	Eversource Energy,
	2.55% due 3/15/2031	195,000	175,677
	4.45% due 12/15/2030	86,000	84,621
	5.45% due 3/1/2028	191,000	193,726
	Exelon Corp., 5.125% due 3/15/2031	251,000	255,217
	ITC Holdings Corp.,
[b]	4.95% due 9/22/2027	172,000	172,845
[b]	5.65% due 5/9/2034	363,000	372,587
[b]	Liberty Utilities Co., 5.65% due 5/15/2036	273,000	273,854
	Niagara Mohawk Power Corp.,
[b]	4.278% due 12/15/2028	86,000	85,374
[b]	4.647% due 10/3/2030	273,000	271,384
[b]	NorthWestern Corp., 5.073% due 3/21/2030	401,000	405,992
[b]	Ohio Edison Co., 4.95% due 12/15/2029	372,000	375,988
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	294,000	295,414
[b]	PSEG Power LLC, 5.20% due 5/15/2030	225,000	228,204
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	295,000	298,036
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	88,000	90,112
	Puget Energy, Inc., 4.10% due 6/15/2030	344,000	333,649
	Southern Co., 3.25% due 7/1/2026	50,000	49,956
	Union Electric Co., 2.95% due 3/15/2030	123,000	116,336
	Gas Utilities — 0.6%
[b,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	360,000	355,900
[b]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	127,000	125,871
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	199,000	203,716
[b,c]	Snam SpA, 5.75% due 5/28/2035	250,000	257,385
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	244,000	247,528
			10,743,947
	Total Corporate Bonds (Cost $82,847,478)		82,777,471
	Other Government — 0.4%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	325,000	208,973
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	495,000	94,524
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	73,744
	U.K. Gilts (GBP), 3.25% due 1/31/2033	262,000	327,174
	Total Other Government (Cost $649,975)		704,415
	U.S. Treasury Securities — 19.7%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	2,998,607	1,602,146
	1.875%, 1/15/2036	215,371	212,384
	U.S. Treasury Notes,
	1.75%, 1/31/2029 - 8/15/2041	1,540,000	1,113,678
	1.875%, 11/15/2051	533,000	289,985
	2.50%, 2/15/2045	313,000	217,828
	2.75%, 11/15/2042	645,000	487,580
	3.00%, 5/15/2045	2,500,000	1,887,500
	3.75%, 2/28/2033	7,500,000	7,273,242
	3.875%, 4/30/2031	2,044,000	2,020,526
	4.00%, 6/30/2032	145,000	143,267
	4.125%, 2/15/2036	8,500,000	8,294,141
	4.25%, 11/15/2034	597,000	591,870

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.375%, 5/15/2036	$6,814,000	$6,779,930
	4.625%, 2/15/2035	2,939,000	2,989,973
	4.75%, 2/15/2045	1,055,000	1,027,306
	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	260,000	161,192
	6.39%, 5/15/2037	325,000	196,052
	10.706%, 2/15/2053	1,650,000	415,372
	U.S. Treasury Strip Principal, 5.196%, 2/15/2056	2,600,000	592,292
	Total U.S. Treasury Securities (Cost $36,357,909)		36,296,264
	U.S. Government Agencies — 0.2%
[a,f]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	420,000	420,592
	Total U.S. Government Agencies (Cost $420,974)		420,592
	Mortgage Backed — 22.0%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	440,498	423,065
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	202,986
[a,b]	Series 2021-1 Class A1, 0.909% due 1/25/2066	312,912	273,599
[a,b]	Series 2022-1 Class A1, 3.881% due 12/25/2066	146,468	136,449
[a,b]	Series 2024-1 Class A1, 5.21% due 8/25/2068	302,257	301,225
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	14,419	14,015
[a,b]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	299,695	293,920
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-NQM1 Class A1, 0.941% due 2/25/2049	308,808	288,791
[a,b]	Series 2021-NQM1 Class A2, 1.26% due 2/25/2049	615,862	567,087
[a,b]	Series 2022-NQM2 Class A1, 5.272% due 11/25/2061	447,591	446,177
[a,b]	Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	141,575	141,108
[a,b]	Series 2023-NQM5 Class M1, 7.271% due 6/25/2063	193,750	193,894
[b]	Series 2024-NQM1 Class B1, 8.042% due 12/1/2063	176,000	178,311
[a,b]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	226,700	227,809
[a,b]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	268,923	266,486
[a,b]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	100,000	99,194
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	260,000	240,779
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-10 Class A4, 6.00% due 10/25/2055	266,007	267,282
[a,b]	Series 2024-10 Class A4A, 5.50% due 10/25/2055	370,797	370,601
[a,b]	Series 2025-8 Class A2, 6.00% due 6/25/2056	353,800	357,618
[a,b]	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-2 Class A1, 4.757% due 3/25/2067	89,902	87,698
	CIM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-R2 Class A1, 2.581% due 10/25/2059	270,253	253,657
[a,b]	Series 2021-R3 Class A1A, 1.951% due 6/25/2057	241,617	225,918
	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-3 Class B2, 7.767% due 9/25/2068	600,000	601,818
[a,b]	Series 2024-4 Class A1, 5.949% due 7/25/2069	334,259	336,170
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	369,000	382,690
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	371,414	370,313
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	256,461	255,662
[a,b]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.365% due 5/25/2065	175,000	173,002
[a]	Federal Home Loan Mtg Corp., Pool 841733, 2.085% (2.19% - SOFR30A) due 6/1/2052	77,472	74,076
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4204 Class AD, 1.50% due 8/15/2042	104,357	99,886
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	181,129
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	88,064	71,950
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	485,710	495,751
	Pool RQ0064, 5.50% due 11/1/2055	594,891	597,737
	Pool RQ0094, 5.00% due 2/1/2056	177,675	174,871
	Pool SD2601, 2.50% due 2/1/2053	511,690	431,064
	Pool SD8178, 2.50% due 11/1/2051	2,115,263	1,783,380
	Pool SD8218, 2.00% due 6/1/2052	142,293	114,570
	Pool SD8255, 3.50% due 10/1/2052	345,499	314,590
	Pool SD8491, 5.00% due 12/1/2054	967,515	954,637

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal National Mtg Assoc.,
[a]	Pool BM7605, 1.985% (2.28% - SOFR30A) due 7/1/2052	$109,739	$105,285
	Pool BS3483, 2.26% due 10/1/2041	160,000	114,397
	Federal National Mtg Assoc., CMO REMIC,
	Series 2012-134 Class MX, 3.50% due 5/25/2042	360,699	356,995
	Series 2026-36 Class AC, 4.75% due 8/25/2053	438,740	435,299
	Series 2026-7 Class CD, 4.00% due 4/25/2053	193,439	187,344
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	128,164	123,918
	Pool FA1110, 4.50% due 9/1/2054	503,782	486,621
	Pool FA4232, 5.50% due 4/1/2055	661,726	667,329
	Pool FS4713, 2.50% due 5/1/2053	705,744	594,650
	Pool FS8875, 3.00% due 7/1/2053	314,942	275,872
	Pool FS9660, 5.50% due 10/1/2054	1,067,854	1,075,341
	Pool FS9716, 2.00% due 8/1/2042	335,888	292,247
	Pool MA4399, 2.50% due 8/1/2051	2,932,889	2,475,447
	Pool MA5497, 5.50% due 10/1/2054	2,527,118	2,544,079
	Pool MA5611, 4.00% due 2/1/2055	136,013	127,440
	Pool MA5972, 5.50% due 2/1/2056	173,114	173,951
	Pool MA5982, 5.00% due 2/1/2046	429,112	428,119
	Pool MA6060, 4.50% due 5/1/2041	893,264	883,839
[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A3, 3.554% due 1/25/2060	429,007	422,314
	Government National Mtg Assoc.,
	Pool MA6283, 3.00% due 11/20/2049	326,780	291,487
	Pool MA7706, 3.00% due 11/20/2051	544,618	484,806
	Pool MA8098, 3.00% due 6/20/2052	1,123,944	999,764
	Government National Mtg Assoc., CMO,
	Series 2018-83 Class AE, 3.50% due 11/20/2044	174,623	173,989
	Series 2021-27 Class ED, 1.00% due 2/20/2051	208,862	160,398
	Series 2025-139 Class DT, 5.00% due 3/20/2065	164,564	165,117
[a,b]	GS Mortgage Securities Corp. Trust, CMBS, Series 2017-375H Class A, 3.475% due 9/10/2037	470,000	457,490
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.354% due 11/25/2049	87,648	82,293
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-PJ4 Class A16, 6.50% due 1/25/2054	453,103	456,815
[a,b]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	353,311	345,680
[a,b]	Series 2025-PJ5 Class A5, 5.50% due 10/25/2055	376,546	377,473
[a,b]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	403,345	404,330
[a,b]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	85,000	79,484
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-NQM5 Class B1, 6.25% due 8/25/2067	115,000	114,605
[a,b]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	112,087	111,964
[a,b]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	554,023	553,103
[a,b]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	554,023	553,300
[a,b]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 5.321% (TSFR1M + 1.69%) due 3/15/2040	24,138	24,161
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-4 Class 1A3, 5.50% due 11/25/2053	283,969	283,386
[a,b]	Series 2023-6 Class A4, 6.00% due 12/26/2053	419,021	420,848
[a,b]	Series 2024-11 Class A4, 6.00% due 4/25/2055	319,732	320,490
[a,b]	Series 2024-5 Class A6, 6.00% due 11/25/2054	248,559	248,030
[a,b]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	405,556	405,414
[a,b]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	271,069	279,447
[b]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	225,000	217,732
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	128,492	128,690
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	160,726	157,426
[a,b]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	192,662	181,532
[a,b]	Series 2021-INV1 Class B5, 3.245% due 6/25/2051	88,205	73,004
[a,b]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	429,695	430,194
	OBX Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	592,870	594,197
[a,b]	Series 2024-NQM1 Class A3, 6.455% due 11/25/2063	474,311	475,846
[a,b]	Series 2024-NQM4 Class A1, 6.067% due 1/25/2064	371,403	373,093
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	264,215
[a,b]	PMT Loan Trust, Whole Loan Securities Trust CMO, Series 2025-J3 Class A8, 5.50% due 11/27/2056	252,098	252,291
[a,b]	Pretium Mortgage Credit Partners LLC, Series 2026-NPL5 Class A1, 5.71% due 4/25/2056	621,688	620,562

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	$138,050	$117,343
[a,b]	Series 2022-AFC1 Class A1A, 5.10% due 4/25/2057	207,067	204,655
[a,b]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	542,081	541,322
[a,b]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	38,720	38,674
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	132,266	133,349
[a,b]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	70,679	70,447
[b]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	101,339
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	58,965
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2025-1 Class A1, 6.00% due 1/25/2055	123,197	124,527
[a,b]	Series 2025-10 Class A2, 5.00% due 11/25/2055	237,122	231,806
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.142% (TSFR1M + 1.51%) due 5/15/2038	80,000	79,937
[a,b]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.216% (TSFR1M + 2.59%) due 4/15/2042	40,804	40,901
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	133,590
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	214,253	213,766
[a,b]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	229,352	229,567
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	86,710	85,529
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	40,140	39,837
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	92,310
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	180,186	164,060
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	92,798	81,135
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	260,906	211,542
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	158,102	135,321
[a,b]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R2 Class A3, 1.227% due 2/25/2064	234,418	219,122
[a,b]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	147,145	144,020
[a,b]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class M1, 4.151% due 3/25/2065	311,632	310,460
[a,b]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	23,746	23,750
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.781% due 1/20/2046	119,913	114,674
	Total Mortgage Backed (Cost $40,571,537)		40,546,056
	Loan Participations — 0.5%
	Consumer Discretionary Distribution & Retail — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[g]	Discovery Global Holdings, Inc., due 5/27/2033	370,000	370,636
			370,636
	Household & Personal Products — 0.2%
	Household Products — 0.2%
[g]	Prestige Brands, Inc., due 5/20/2033	330,000	330,825
			330,825
	Software & Services — 0.1%
	Software — 0.1%
[g]	Electronic Arts, Inc., due 3/24/2033	300,000	300,912
			300,912
	Total Loan Participations (Cost $999,375)		1,002,373
	Short-Term Investments — 1.1%
[h]	Thornburg Capital Management Fund	205,784	2,057,844
	Total Short-Term Investments (Cost $2,057,844)		2,057,844
	Total Investments — 99.8% (Cost $184,469,972)		$184,323,906
	Other Assets Less Liabilities — 0.2%		344,584
	Net Assets — 100.0%		$184,668,490

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At May 31, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	189,900	6/17/2026	221,923	$—	$(1,124)

Net unrealized appreciation (depreciation)							$(1,124)

*	Counterparty includes State Street Bank and Trust Company (“SSB”).

Outstanding Centrally Cleared Credit Default Swap Agreements At May 31, 2026
Reference Entity	Clearinghouse*	Fixed Rate (Pay)/ Receive	Payment Frequency	Expiration Date	Notional Amount	Upfront Premiums (Received)/ Paid	Value and Unrealized Appreciation/ (Depreciation)
Protection Sold Contracts
CDX North America High Yield Index Series 46	ICE	5.00%	Quarterly	6/20/2031	$420,750	$15,583	$23,774

*	Clearinghouse includes Intercontinental Exchange (“ICE”).

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on May 31, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate value of these securities in the Fund’s portfolio was
$80,403,275, representing 43.54% of the Fund’s net assets.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Bond in default.
e	Non-income producing.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g
This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight
Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.

h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Denominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Multi Sector Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF
May 31, 2026 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
Credit default swap agreements cleared on a clearinghouse or on an exchange which the swap is traded may be valued using the closing price provided by the clearinghouse or exchange on which the swap is traded.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 5/31/26	Dividend Income
Thornburg Capital Mgmt. Fund	$569,032	$47,692,199	$(46,203,387)	$-	$-	$2,057,844	$39,019